TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-      TAXES ON INCOME

a.	Israeli taxation:

1.	Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the " Approved Enterprise " and/or "Benefited Enterprise " status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period. The benefit period under Approved Enterprise starts with the first year the benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. Under the Benefited Enterprise, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun, as no taxable income was generated.

Generally, a company that is Abundant in Foreign Investment (owned by at least 74% foreign shareholders and has undertaken to invest a minimum sum of $20 million in the Beneficiary Enterprise) is entitled to an extension of the benefits period by an additional five years

The tax benefits under the Approved Enterprise and Benefited Enterprise  are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published  and the letters of approval for the investments in the approved enterprises. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company has three capital investment programs that have been granted Approved Enterprise status, under the Law and two programs under Benefited Enterprise status pursuant to Amendment 60.

As of January 1st  2018, the 14 years have passed for the three Approved Enterprise  programs.

The Company has elected 2006 and 2009 as election years as a Benefited Enterprise.

Income from sources other than the "Approved Enterprise" and "Benefited Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

In December 2016, the Knesset passed an additional amendment to the Law which provides for additional benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company did not apply the Amendment. The Company may change its position in the future.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.	Tax rates:

Taxable income of Israeli companies was subject to tax at the rate - 23% in 2018 and 24% in 2017.

In December 2016 the Knesset approved amendment 235 to the Income Tax Ordinance which further reduces the corporate tax rate to 24% in 2017 and 23% in 2018 and thereafter. The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also note 13.a2 above).

Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

5.	Tax Reform in U.S:

On December 22, 2017, new federal tax legislation was enacted in the United States (referred to as the Tax Cuts and Jobs Act). The Tax Cuts and Jobs Act reduces the federal corporate income tax rate to 21% from 35% effective January 1, 2018. The rate change resulted in a reduction of the Company's net deferred tax assets of $153 and a corresponding deferred income tax expense in 2017.  The Company's federal income tax expense for tax years beginning January 1, 2018 will be based on the newly enacted 21% rate.

Accounting Standards Codification Topic 740, Income Taxes ("ASC 740") requires companies to account for the tax effects of changes in income tax rates and laws in the period in which legislation is enacted (December 22, 2017). ASC 740 does not specifically address accounting and disclosure guidance in connection with the income tax effects of the TCJA. Consequently, on December 22, 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118 ("SAB 118"), to address the application of ASC 740 in the reporting period that includes the date the TCJA was enacted. SAB 118 allows companies a reasonable period of time to complete the accounting for the income tax effects of the TCJA.

b.	The income tax expense (benefit) for the years ended December 31, 2016, 2017 and 2018 consisted of the following:

	Year ended December 31,
	2016	2017	2018

Current	$1,418	$1,200	$3,350
Deferred	343	497	(6,601)

	$1,761	$1,697	$(3,251)

Domestic (Israel)	$968	$1,533	$(5,919)
Foreign	793	164	2,668

	$1,761	$1,697	$(3,251)

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:

Net operating loss carry forward	$76,570	$75,755
Temporary differences mainly relating to Research and Development, reserves and allowances	31,566	24,875

Deferred tax asset before valuation allowance	108,136	100,630
Valuation allowance	(107,148)	(93,154)

Deferred tax asset	988	7,476

Deferred tax liabilities:

Other temporary differences	(141)	(28)

Deferred tax asset, net	$847	$7,448

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, In 2018, the Company recorded a tax asset of $7,200 reflecting tax benefit in Israel due to expected utilization of net operating losses in future years.

d.	Net operating loss carry forward and capital loss:

As of December 31, 2018, the Company has accumulated net operating losses and capital loss for Israeli income tax purposes as of December 31, 2018 in the amount of approximately $ 190,735 and $ 7,538, respectively. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2018, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $ 15,392 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2018 the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 43,805 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

e.	Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic	$(1,301)	$13,145	$17,921
Foreign	14,491	4,112	1,874

	$13,190	$17,257	$19,795

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2016	2017	2018
Income before taxes as reported in the consolidated statements of operations	$13,190	$17,257	$19,795

Statutory tax rate	25%	24%	23%

Theoretical tax income on the above amount at the Israeli statutory tax rate	$3,298	$4,142	$4,553
Non-deductible expenses	467	290	1,299
Non-deductible expenses related to employee stock options	268	289	376
Changes in tax rate	8,900	124	179
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(10,055)	(3,225)	(4,068)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years			(7,200)
Other	(1,117)	77	1,610

Actual tax expense (benefit)	$1,761	$1,697	$(3,251)

g.	The Company adopted the provisions of ASC topic 740-10, "Income Taxes".

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2017	2018

Uncertain tax positions, beginning of year	$4,686	$2,160
Decreases in tax positions for prior years	(3,880)	(304)
Increases in tax positions for prior years	49	18
Increase in tax position for current year	1,305	499

Uncertain tax positions, end of year	$2,160	$2,373

The Company has further accrued $ 84 due to interest and penalty related to uncertain tax positions as of December 31, 2018.